SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred Income	$ 73,286	$ 5,062
Customers [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	80,000
Government [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	5,233	5,062
Note Receivable Accretion [Member]
IfrsStatementLineItems [Line Items]
Deferred Income	$ (11,947)